Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FUNDVANTAGE TRUST
Prospectus Date	rr_ProspectusDate	Sep. 01, 2020
Document Creation Date	dei_DocumentCreationDate	Apr. 12, 2021